Document And Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ASM INTERNATIONAL N V
Entity Central Index Key	0000351483
Trading Symbol	asmi
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Preferred Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	0
Common Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	63,095,986